Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment information
	Three Months Ended March 31, 2022
	Health Services	Digital Healthcare	ACO / MSO	Medical Distribution	Total
Revenue
Patient service revenue, net	$1,375,685	$—	$—	$—	$1,375,685
Medicare shared savings revenue	—	—	—	—	—
Subscription, consulting and event revenue	—	6,624	77,594	—	84,218
Product revenue	—	—	—	146,969	146,969
Total revenue	1,375,685	6,624	77,594	146,969	1,606,872

Operating Expenses
Practice salaries and benefits	718,073	—	—	—	718,073
Other practice operating expenses	562,651	—	—	—	562,651
Medicare shared savings expenses	—	—	227,729	—	227,729
Cost of product revenue	—	—	—	160,811	160,811
Selling, general and administrative expenses	—	1,264,876	—	70,264	1,335,140
Depreciation and amortization	25,518	1,472	—	176,900	203,890
Total Operating Expenses	1,306,242	1,266,348	227,729	407,975	3,208,294

Income (loss) from operations	$69,443	$(1,259,724)	$(150,135)	$(261,006)	$(1,601,422)

Other Segment Information
Interest expense (income)	$2,812	$2,211	$—	$—	$5,023
Change in fair value of contingent acquisition consideration	$—	$(438,322)	$—	$—	$(438,322)

	March 31, 2022
Identifiable assets	$2,056,661	$2,208,771	$1,115,871	$2,542,446	$7,923,749
Goodwill	$—	$—	$381,856	$766,249	$1,148,105

	December 31, 2021
Identifiable assets	$2,152,533	$3,450,332	$1,167,965	$2,775,621	$9,546,451
Goodwill	$—	$—	$381,856	$766,249	$1,148,105

	Three Months Ended March 31, 2021
	Health Services	Digital Healthcare	ACO / MSO	Medical Distribution	Total
Revenue
Patient service revenue, net	$1,514,376	$—	$—	$—	$1,514,376
Consulting and event revenue	—	11,113	76,542	—	87,655
Product revenue	—	—	—	182,663	182,663
Total revenue	1,514,376	11,113	76,542	182,663	1,784,694

Operating Expenses
Practice salaries and benefits	663,937	—	—	—	663,937
Other practice operating expenses	730,784	—	—	—	730,784
Medicare shared savings expenses	—	—	211,507	—	211,507
Cost of product revenue	—	—	—	168,596	168,596
Selling, general and administrative expenses	—	1,305,320	—	60,817	1,366,137
Depreciation and amortization	28,323	595	0	182,740	211,658
Total Operating Expenses	1,423,044	1,305,915	211,507	412,153	3,352,619

Income (loss) from operations	$91,332	$(1,294,802)	$(134,965)	$(229,490)	$(1,567,925)

Other Segment Information
Interest expense	$4,197	$6,282	$—	$109	$10,588
Loss on extinguishment of debt	$—	$5,589,994	$—	$—	$5,589,994
Change in fair value of debt	$—	$19,246	$—	$—	$19,246
Change in fair value of contingent acquisition consideration	$—	$635,700	$—	$—	$635,700

	March 31, 2021
Identifiable assets	$2,411,744	$3,043,929	$1,128,491	$3,287,628	$9,871,792
Goodwill	$—	$—	$381,856	$766,249	$1,148,105

	Year Ended December 31, 2021
	Health Services	Digital Healthcare	ACO / MSO	Medical Distribution	Total
Revenue
Patient service revenue, net	$5,764,186	$—	$—	$—	$5,764,186
Medicare shared savings revenue	—	—	2,419,312	—	2,419,312
Consulting and event revenue	—	14,883	281,549	—	296,432
Product revenue	—	—	—	718,062	718,062
Total revenue	5,764,186	14,883	2,700,861	718,062	9,197,992

Operating Expenses
Practice salaries and benefits	3,114,991	—	—	—	3,114,991
Other practice operating expenses	2,349,279	—	—	—	2,349,279
Medicare shared savings expenses	—	—	2,413,205	—	2,413,205
Cost of product revenue	—	—	—	606,521	606,521
Selling, general and administrative expenses	—	4,681,448	—	248,220	4,929,668
Depreciation and amortization	109,689	4,567	—	713,440	827,696
Total Operating Expenses	5,573,959	4,686,015	2,413,205	1,568,181	14,241,360

Income (loss) from operations	$190,227	$(4,671,132)	$287,656	$(850,119)	$(5,043,368)

Other Segment Information
Interest expense (income)	$7,976	$11,268	$—	$(100)	$19,144
Loss (gain) on extinguishment of debt	$(502,959)	$5,471,884	$—	$(11,757)	$4,957,168
Change in fair value of debt	$—	$19,246	$—	$—	$19,246
Change in fair value of contingent acquisition consideration	$—	$373,656	$—	$—	$373,656

	December 31, 2021
Identifiable assets	$2,152,533	$3,450,332	$1,167,965	$2,775,621	$9,546,451
Goodwill	$—	$—	$381,856	$766,249	$1,148,105

	Year Ended December 31, 2020
	Health Services	Digital Healthcare	ACO / MSO	Medical Distribution	Total
Revenue
Patient service revenue, net	$4,743,811	$—	$—	$—	$4,743,811
Medicare shared savings revenue	—	—	767,744	—	767,744
Consulting revenue	—	—	432,977	—	432,977
Product revenue	—	—	—	188,588	188,588
Total revenue	4,743,811	—	1,200,721	188,588	6,133,120

Operating Expenses
Practice salaries and benefits	2,581,481	—	—	—	2,581,481
Other practice operating expenses	2,149,118	—	—	—	2,149,118
Medicare shared savings expenses	—	—	1,017,494	—	1,017,494
Cost of product revenue	—	—	—	146,461	146,461
Selling, general and administrative expenses	—	3,017,115	—	45,914	3,063,029
Depreciation and amortization	107,341	2,379	—	137,646	247,366
Total Operating Expenses	4,837,940	3,019,494	1,017,494	330,021	9,204,949

(Loss) income from operations	$(94,129)	$(3,019,494)	$183,227	$(141,433)	$(3,071,829)

Other Segment Information
Interest expense	$40,070	$208,977	$—	$712	$249,759
Loss on sales of marketable securities	$—	$282,107	$—	$—	$282,107
Loss on extinguishment of debt	$—	$1,347,371	$—	$—	$1,347,371
Amortization of original issue and debt discounts on convertible notes	$—	$530,930	$—	$—	$530,930
Change in fair value of debt	$—	$381,835	$—	$—	$381,835
Change in fair value of derivative financial instruments	$—	$(739,485)	$—	$—	$(739,485)
Change in fair value of contingent acquisition consideration	$—	$(75,952)	$—	$—	$(75,952)
Litigation settlement expense	$—	$706,862	$—	$—	$706,862

	December 31, 2020
Identifiable assets	$2,120,714	$192,568	$1,115,148	$3,450,013	$6,878,443
Goodwill	$—	$—	$381,856	$766,249	$1,148,105